Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 78,737	$ 196,843
Other prepaid expense	103,158	89,955
Prepaid stock-based payments	162,234	607,653
Security deposit	130,412	127,294
VAT receivable	33,062	162,930
Prepaid and Other Current Assets	$ 507,603	$ 1,184,675